                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6364

                     Van Kampen Ohio Quality Municipal Trust
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               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:   212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2006 (UNAUDITED)


PAR
Amount
(000)    Description                                                                        Coupon      Maturity       Value
         MUNICIPAL BONDS    149.8%
         OHIO    133.9%
$  400   Akron Bath Copley, OH Jt Twp Hosp Dist Rev Hosp Fac Summa Hosp Ser A                5.375%     11/15/18   $     411,740
 1,000   Akron, OH Ctf Partn Akron Muni Baseball Stad Proj (Prerefunded @ 12/01/06)          6.900      12/01/16       1,048,320
 1,650   Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)                                       5.250      12/01/17       1,787,032
 1,720   Akron, OH Rev & Impt Var Purp (MBIA Insd) (a)                                       5.250      12/01/18       1,862,846
 1,000   Akron, OH Rev & Impt Var Purp (MBIA Insd)                                           5.250      12/01/19       1,083,050
 1,000   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A Rfdg                          7.125      11/15/33       1,088,110
 1,000   Avon Lake, OH City Sch Dist Cap Apprec (FGIC Insd)                                      *      12/01/11         804,370
 1,000   Brookville, OH Loc Sch Dist (FSA Insd)                                              5.250      12/01/22       1,081,410
 1,685   Cleveland, OH Arpt Sys Rev Ser A (FSA Insd)                                         5.000      01/01/31       1,723,586
   810   Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev Port Cleveland Bd Fd Ser A
         (LOC: Fifth Third Bank)                                                             6.250      05/15/16         845,948
   965   Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev Port Cleveland Bd Fd Ser B (AMT)      6.500      11/15/14       1,008,985
 1,850   Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev Rita Proj (Radian Insd)               5.000      11/15/19       1,935,562
 1,000   Cleveland-Cuyahoga Cnty, OH Port Auth Rev Student Hsg Euclid Ave Fenn Proj
         (AMBAC Insd)                                                                        5.000      08/01/28       1,039,880
 1,500   Columbus, OH Tax Increment Fin Rev Easton Proj (Prerefunded @ 06/01/09)
         (AMBAC Insd)                                                                        5.300      12/01/19       1,602,180
 3,145   Columbus, OH Tax Increment Fin Rev Easton Proj (Prerefunded @ 06/01/09)
         (AMBAC Insd)                                                                        4.875      12/01/24       3,317,472
 1,000   Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah Pk Ctr Wiggins Proj                  6.800      02/15/35       1,058,730
 1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                      7.500      01/01/30       1,113,310
 2,000   Dayton, OH Arpt Rev Rfdg (AMT) (Radian Insd)                                        5.350      12/01/32       2,061,620
 1,000   Dublin, OH City Sch Dist Constr & Impt                                              5.000      12/01/16       1,066,570
 1,000   Edgewood, OH City Sch Dist Cap Apprec Ser A Rfdg (MBIA Insd)                            *      12/01/12         769,720
 1,000   Edgewood, OH City Sch Dist Cap Apprec Ser A Rfdg (MBIA Insd)                            *      12/01/14         700,420
 2,500   Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr Ser A                             5.625      08/15/32       2,609,050
 1,000   Fairfield, OH City Sch Dist Cap Apprec Sch Impt & Rfdg (FGIC Insd)                      *      12/01/12         769,720
 1,000   Fairview Park, OH Impt & Rfdg (MBIA Insd)                                           5.000      12/01/30       1,047,010
   500   Finneytown, OH Loc Sch Dist (FGIC Insd)                                             6.200      12/01/17         610,220
 1,000   Franklin Cnty, OH Hlthcare Fac Rev OH Presbyterian Ser A                            7.125      07/01/29       1,108,850

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
 1,000   Franklin Cnty, OH Hosp Rev Impt The Childrens Hosp Proj Ser C (FGIC Insd)           5.000      05/01/35       1,033,600
 1,000   Franklin Cnty, OH Rev Mtg Seton Square North Proj (FHA Gtd)                         6.150      10/01/18       1,009,830
 1,000   Garfield Heights, OH City Sch Dist Sch Impt (FSA Insd)                              5.000      12/15/22       1,055,160
 2,555   Greene Cnty, OH Swr Sys Rev Govt Enterprise (Prerefunded @ 12/01/10)
         (AMBAC Insd)                                                                        5.625      12/01/25       2,815,380
 2,145   Groveport, OH Inc Tax Rcpt (MBIA Insd)                                              5.000      12/01/20       2,277,690
 7,025   Hamilton Cnty, OH Sales Tax Sub Ser B Cap Apprec (AMBAC Insd)                           *      12/01/23       3,149,237
 1,000   Hamilton Cnty, OH Swr Sys Rev Impt Metro Swr Dist Ser B (MBIA Insd)                 5.000      12/01/30       1,048,640
 1,000   Harrison, OH Wastewtr Sys Impt & Rfdg (FSA Insd)                                    5.250      11/01/20       1,088,650
 1,200   Heath, OH City Sch Dist Sch Impt Ser A (Prerefunded 12/01/10) (FGIC Insd)           5.500      12/01/27       1,305,528
 2,000   Hilliard, OH Sch Dist Cap Apprec Sch Impt (FGIC Insd) (a)                               *      12/01/18       1,152,880
 1,000   Lakota, OH Loc Sch Dist (AMBAC Insd)                                                7.000      12/01/09       1,125,540
   610   Licking Heights, OH Loc Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                       *      12/01/15         406,986
   745   Licking Heights, OH Loc Sch Dist Cap Apprec Ser A (FGIC Insd) (a)                       *      12/01/17         449,898
 1,250   London, OH City Sch Dist Sch Fac Constr & Impt (Prerefunded @ 12/01/11)
         (FGIC Insd)                                                                         5.500      12/01/16       1,377,000
 2,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                          5.375      10/01/30       2,093,840
 1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare Part Ser B (MBIA Insd)                   5.625      09/01/15       1,050,750
 1,425   Lorain, OH Hosp Impt Rev Lakeland Cmnty Hosp Inc Proj (Escrowed to Maturity)        6.500      11/15/12       1,485,192
 1,000   Lucas Cnty, OH Hlthcare Fac Rev Sunset Retirement Ser A Rfdg                        6.375      08/15/15       1,079,060
   955   Marysville, OH Exmp Vlg Sch Dist Cap Apprec Sch Impt (AMBAC Insd) (a)                   *      12/01/16         606,377
 1,000   Marysville, OH Exmp Vlg Sch Dist Rfdg (FSA Insd)                                    5.000      12/01/29       1,049,450
 1,000   Maryville, OH Wastewtr Treatment Sys Rev First Mtg (MBIA Insd)                      5.000      12/01/35       1,042,140
 1,590   Massillon, OH City Sch Dist Var Purp Impt (MBIA Insd) (a)                           5.250      12/01/17       1,722,049
 2,665   Medina Cnty, OH Lib Dist (FGIC Insd) (a)                                            5.250      12/01/20       2,902,318
 1,000   Miami Cnty, OH Hosp Fac Upper Vly Med Ctr Ser C Impt & Rfdg (a)                     6.250      05/15/13       1,025,630
 1,000   Miami Univ OH Gen Rcpt Rfdg (AMBAC Insd)                                            5.000      12/01/22       1,055,060
 1,000   Middleburg Heights, OH Southwest Genl Hlth Ctr (FSA Insd)                           5.625      08/15/15       1,066,460
 2,000   Montgomery Cnty, OH Hosp Rev Grandview Hosp & Med Ctr Rfdg
         (Prerefunded @ 12/01/09)                                                            5.600      12/01/11       2,140,080
 2,000   Montgomery Cnty, OH Rev Catholic Hlth Initiatives Ser A (Escrowed to Maturity)      6.000      12/01/26       2,205,300
 2,650   Montgomery Cnty, OH Wtr Rev Sys Gtr Moraine Beaver Rfdg (AMBAC Insd)                5.375      11/15/15       2,901,352
   360   Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1 (AMT) (GNMA Collateralized)            5.250      09/01/30         366,210
 5,550   Ohio Hsg Fin Agy Single Family Mtg Rev (Escrowed to Maturity) (FGIC Insd)               *      01/15/15       3,848,203

 1,000   Ohio Hsg Fin Agy Single Family Mtg Rev (Prerefunded @ 01/15/14) (FGIC Insd)             *      01/15/15         656,610
 5,850   Ohio Hsg Fin Agy Single Family Mtg Rev (Prerefunded @ 07/15/14) (FGIC Insd)             *      01/15/15       3,951,266
 1,000   Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (MBIA Insd)                      *      02/15/25         419,200
 1,000   Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (MBIA Insd)                      *      02/15/30         326,570
   975   Ohio St Dept of Tran Ctf Part Panhandle Rail Line Proj (FSA Insd)                   6.500      04/15/12         977,584
 1,300   Ohio St Higher Ed Fac Commn Higher Ed Fac Univ Dayton Proj (AMBAC Insd)             5.500      12/01/30       1,402,843
 2,000   Ohio St Higher Ed Fac Rev Otterbein College Proj (CIFG Insd)                        5.000      12/01/35       2,084,280
 2,000   Ohio St Mental Hlth Cap Fac Ser II A (MBIA Insd)                                    5.250      06/01/16       2,164,120
 1,000   Ohio St Rev Major New St Infrastructure 1                                           5.000      06/15/11       1,069,250
 2,000   Ohio St Univ Gen Rcpt Ser A                                                         5.000      12/01/26       2,077,820
 1,000   Ohio St Univ Gen Rcpt Ser A                                                         5.125      12/01/31       1,041,130
 1,300   Ohio St Wtr Dev Auth Rev Wtr Dev Fresh Wtr Impt (Prerefunded @ 06/01/12)            5.375      12/01/21       1,429,961
 2,000   Olentangy Loc Sch Dist OH (FSA Insd) (b)                                            5.000      12/01/30       2,097,820
 1,415   Ottawa & Glandorf, OH Loc Sch Fac Constr & Impt (MBIA Insd)                         5.375      12/01/18       1,543,935
 1,000   Painesville, OH Loc Sch Dist Sch Constr (MBIA Insd)                                 5.000      12/01/28       1,048,640
 1,845   Penta Career Ctr OH Ctf (FGIC Insd) (a)                                             5.250      04/01/18       1,995,534
 3,000   Springboro, OH Cmnty City Sch Dist Sch Impt (MBIA Insd)                             5.250      12/01/20       3,277,380
 1,895   Sugarcreek, OH Loc Sch Dist Sch Impt & Rfdg (MBIA Insd)                             5.250      12/01/27       2,028,105
 1,820   Summit Cnty, OH                                                                     5.250      12/01/22       1,965,618
 1,395   Summit Cnty, OH                                                                     5.250      12/01/23       1,506,335
 1,000   Summit Cnty, OH Port Auth Bd Fd Prog Dev Rev Work Force Policy Brd Ser F            4.875      11/15/25       1,014,890
 1,850   Tipp City, OH Exmp Vlg Sch Dist Sch Fac Constr & Impt (Prerefunded @ 06/01/11)
         (FGIC Insd)                                                                         5.500      12/01/15       2,025,473
 1,040   Toledo, OH Sew Sys Rev (AMBAC Insd)                                                 5.000      11/15/24       1,095,994
 1,000   Toledo-Lucas Cnty, OH Port Auth Fac Cargill Inc Proj Ser A Rfdg                     4.800      03/01/22       1,011,790
 1,500   Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub Impt Proj                            5.375      12/01/35       1,573,470
   500   Toledo-Lucas Cnty, OH Port Auth Northwest OH Bd Fd Ser C (AMT)                      5.125      11/15/25         506,105
 1,210   Toledo-Lucas Cnty, OH Port Auth Northwest OH Bd Fd Ser D (AMT)                      6.900      11/15/20       1,297,302
 1,000   University Cincinnati OH Ctf Part Ctr Proj (MBIA Insd)                              5.000      06/01/23       1,052,900
 1,000   University Cincinnati OH Gen Ser A (FGIC Insd)                                      5.000      06/01/20       1,060,100
 2,300   University Cincinnati OH Gen Ser F                                                  5.375      06/01/16       2,475,651
 1,310   Vandalia, OH Rfdg (AMBAC Insd)                                                      5.250      12/01/21       1,433,114
 1,140   West Chester Twp OH Rfdg (AMBAC Insd)                                               5.000      12/01/20       1,210,247
 1,180   Worthington, OH City Sch Dist Rfdg (FGIC Insd)                                      6.000      06/01/10       1,299,935
                                                                                                                   -------------
         GUAM 4.3%
 2,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                                5.125      10/01/29       2,105,540
                                                                                                                   -------------

 2,000   Guam Pwr Auth Rev Ser A (AMBAC Insd) (a)                                            5.250      10/01/34       2,108,460
                                                                                                                   -------------
                                                                                                                       4,214,000
                                                                                                                   -------------
         PUERTO RICO    7.6%
 1,500   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y (FSA Insd)                        6.250      07/01/21       1,857,000
 1,000   Puerto Rico Comwlth Infrastructure Fin Auth Spl Ser B                               5.000      07/01/41       1,011,940
 4,570   Puerto Rico Comwlth Pub Impt & Rfdg                                                 3.000      07/01/06       4,563,099
                                                                                                                   -------------
                                                                                                                       7,432,039
                                                                                                                   -------------
         U. S. VIRGIN ISLANDS    4.0%
 1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                        6.375      10/01/19       1,113,500
 1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                        6.500      10/01/24       1,665,690
 1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)             6.125      10/01/29       1,097,360
                                                                                                                   -------------
                                                                                                                       3,876,550
                                                                                                                   -------------
TOTAL LONG-TERM INVESTMENTS    149.8%
   (Cost $136,137,495)                                                                                               146,134,762

Short-Term Investment    1.7%
   (Cost $1,600,000)                                                                                                   1,600,000
                                                                                                                   -------------
TOTAL INVESTMENTS    151.5%
   (Cost $137,737,495)                                                                                               147,734,762

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.1%)                                                                          (79,866)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (51.4%)                                                        (50,127,204)
                                                                                                                   -------------
NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                   $  97,527,692
                                                                                                                   =============

                Percentages are calculated as a percentage of net assets
                applicable to common shares.
*               Zero coupon bond
(a)             The Trust owns 100% of the outstanding bond issuance.
(b)             Security purchased on a when-issued or delayed delivery basis.
ACA           - American Capital Access
AMBAC         - AMBAC Indemnity Corp.
AMT           - Alternative Minimum Tax
CIFG          - CDC IXIS Financial Guaranty
FGIC          - Financial Guaranty Insurance Co.
FHA           - Federal Housing Administration
FSA           - Financial Security Assurance Inc.
GNMA          - Government National Mortgage Association
LOC           - Letter of Credit
MBIA          - Municipal Bond Investors Assurance Corp.
Radian        - Radian Asset Assurance

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Ohio Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2006

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: March 22, 2006